Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 15.4	$ 13.2
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	45.9	$ 44.6
Capital requirements [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	694.0
Capital requirements [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	128.0
Capital requirements [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	430.0
Capital requirements [member] | Incremental risk charge [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	87.0
Capital requirements [member] | Standardized approach risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 49.0